UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

FOR REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00576

Northeast Investors Trust

(Exact name of registrant as specified in charter)

125 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: June 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (a)

June 30, 2019 (unaudited)

Asset Backed Securities - 1.10%

Name of Issuer	Principal	Value
Airline Lease - 1.10%
Aircraft Fin Trust, 2.8743% (1 month LIBOR + 0.48%), 5/15/24	$16,859,760	$2,360,366

Total Asset Backed Securities — (cost -$7,333,996)		$2,360,366

Corporate Bonds, Loans & Notes - 81.54%

Name of Issuer	Principal	Value
Aerospace - 4.33%
Transdigm, Inc., 6%, 7/15/22	$9,216,000	$9,308,160

Building Products - 0.25%
Builders Firstsource, 6.75%, 6/01/27 (b)	500,000	527,500

Coal - 0.49%
Westmoreland Mining Holdings LLC TL, PIK, 15%, 3/15/29 (f)	1,311,146	1,062,028

Communications - 4.04%
Clear Channel Intl Bv, 8.75%, 12/15/20 (b)	8,500,000	8,691,250

Consumer Discretionary - 8.50%
Foot Locker, Inc., 8.5%, 01/15/22	7,500,000	8,325,000
Griffon Corp, 5.25%, 3/01/22	10,000,000	9,950,000

		18,275,000

Consumer Finance - 4.71%
Credit Acceptance Corp., 6.125%, 2/15/21	10,130,000	10,130,000

Drug Stores - 0.78%
Rite Aid Corp., 6.125%, 4/01/23 (b)	2,000,000	1,687,500

Electrical Components & Equipment - 0.83%
Advanced Lighting Technologies PIK, FRN 19.58863% (3 month LIBOR + 17%) 9/30/23 (b) (c)	6,278,953	1,794,717

Electrical Utilty - 1.90%
DPL, Inc., 7.25%, 10/15/21	3,800,000	4,085,000

Energy/Natural Resources — 4.37%
American Eagle Energy Corp., 11%, 9/01/19 (b) (d)	15,500,000	174,375
CNX Resources Inc., 7.25%, 3/14/27	10,000,000	8,550,000
RAAM Global Energy Co., 12.5%, 10/01/15 (d) (e)	23,000,000	230,000
Talos Production LLC, 11%, 4/03/22	422,980	446,773

		9,401,148

Hardware — 3.96%
NCR Corp., 4.625%, 2/15/21	8,498,000	8,519,245

Homebuilders — 8.18%
Brookfield Residential Properties, Inc., 6.125%, 7/01/22 (b)	7,211,000	7,337,193
Tousa, Inc., 9%, 7/01/10 (d) (e)	14,111,000	123,471
Tousa, Inc., 8.25%, 4/1/11 (d) (e)	12,250,000	107,188
William Lyon Homes, Inc., 7%, 8/15/22	10,000,000	10,037,500

		17,605,352

Industrial Servicing / Manufacturing — 12.36%
Clean Harbors, Inc., 5.125%, 6/01/21	8,610,000	8,610,000
Clean Harbors, Inc., 4.875%, 7/15/27 (b)	500,000	508,175
Fortress Transportation and Infrastucture Investors LLC, 6.75%, 3/15/22 (b)	7,000,000	7,271,250
XPO Logistics, Inc., 6.5%, 6/15/22 (b)	10,000,000	10,200,000

		26,589,425

Metals & Mining - 3.07%
American Gilsonite Co., PIK 17%, 12/31/21 (b)	7,286,252	6,600,069

Oil & Gas Drilling - 7.48%
Parker Drilling Co. TL, 13% (11% cash, 2% PIK), 3/26/24 (f)	2,982,857	3,037,543
Tidewater, Inc., 8%, 8/01/22	12,500,000	13,062,500

		16,100,043

Paper/Forest Products — 4.56%
Cenveo Corp., 8.5%, 9/15/22 (b)	25,000,000	336,500
Neenah, Inc., 5.25%, 5/15/21 (b)	9,474,000	9,474,000

		9,810,500

Power Generation - 2.07%
Vistra Energy Corp., 7.375%, 11/01/22	450,000	466,313
Vistra Energy Corp., 8.125%, 1/30/26 (b)	3,700,000	3,986,750

		4,453,063

Renewable Energy — 0.31%
Enviva Partners LP, 8.5%, 11/01/21	645,000	670,800

Tobacco — 9.35%
Pyxus International, Inc., 8.5%, 4/15/21 (b)	10,620,000	10,845,675
Vector Group LTD, 6.125%, 2/01/25 (b)	10,000,000	9,267,800

		20,113,475

Total Corporate Bonds, Loans & Notes — (cost-$255,006,571)		$175,424,275

GDP-Linked Bonds - 0.58%

Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, FRN (based on the performance of Argentina’s GDP), 12/15/35 (d)	$34,386,574	$1,238,261

Total GDP-Linked Bonds — (cost—$1,423,421)		$1,238,261

Common & Preferred Stock - 19.11%

Name of issuer	Number of Shares	Value
Coal - 0.13%
Westmoreland Mining Holding LLC, Class A Units (d) (f)	22,606	$271,272

Diversified Chemicals - 0.89%
Ingevity Corp. (d)	602	63,312
NL Industries, Inc. (d)	510,200	1,862,230

		1,925,542

Electrical Components & Equipment - 0.00%
Advanced Lighting Technologies PFD (c) (d)	104,947	—

Electrical Utility - 0.72%
Homer City Holdings, LLC (d) (f)	221,338	1,549,366

Energy / Natural Resources — 0.43%
SilverBow Resources, Inc. (d)	5,058	70,053
Talos Energy, Inc. (d)	35,718	859,018

		929,071

Food Processing - 3.55%
Viskase Cos., Inc. (d)	3,052,635	7,631,588

Metals & Mining - 6.09%
American Gilsonite (c) (d) (f)	15,980	5,033,700
American Zinc Recycling, LLC (d) (f)	14,659	8,062,450
Ormet Corp. (d)	372,638	410

		13,096,560

Oil & Gas Drilling - 1.33%
Key Energy Services, Inc. (d)	6,453	14,519
Parker Drilling, Co. (d)	140,471	2,848,752

		2,863,271

Packaging & Container- 0.06%
Westrock Co.	3,626	132,240

Paper/Forest Products — 0.13%
Cenveo Enterprises, Inc. (d) (f)	20,833	270,829

Pipeline - 4.76%
Crestwood Equity Partners LP PFD	1,100,000	$10,241,000

Retail Food Chain - 0.97%
Romacorp, Inc. (c) (d) (f)	82,220	2,084,277

Transportation - 0.05%
Getlink SA	7,349	117,584

Total Common & Preferred Stock — (cost—$51,050,851)		$41,112,600

Warrants - 0.05%

Name of issuer	Number of Shares	Value
Advanced Lighting Technologies, DTD 10/04/17 @ $123.27 expiration 10/04/27 (c) (d)	2,006	$—
Jack Cooper Enterprises, Inc., DTD 12/30/17 @ $0.01 expiration 12/30/27 (d)	16,500	$107,250

Total Warrants — (cost—$255,833)		$107,250

Total Investments — 102.38% (cost—$315,070,672)		$220,242,752

Net Other Assets and Liabilities - (2.38%)		(5,115,577)

Net Assets - 100%		$215,127,175

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $78,702,754 which represents 36.58% of total net assets. These securities are generally deemed liquid.

(c)

Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of June 30, 2019 was $8,912,694 which represents 4.14% of total net assets.

(d)	Non-income producing security.
(e)	Security is in principal default.
(f)

All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of June 30, 2019 was $21,371,465 which represents 9.93% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/13/2014	$5,273,400
American Zinc Recycling, LLC	7/19/2012 - 9/30/2016	$8,474,521
Cenveo Enterprises, Inc.	9/11/2018	$607,500
Homer City Holdings, LLC	4/6/2017	$588,216
Parker Drilling Co. TL	3/27/2019	$2,982,857
Romacorp, Inc.	11/15/2006	$4,118,756
Westmoreland Mining Holdings Co. TL	3/15/2019	$2,445,129
Westmoreland Mining Holdings Co. Class A Units	3/15/2019	$641,637

PIK	Payment in Kind
FRN	Floating Rate Note - rates reflected are as of June 30, 2019
PFD	Preferred Security
TL	Term Loan

Investment Valuation

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security.

The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

The following table summarized the Trust’s investment as of June 30, 2019, based on the inputs used to value them.

				Total as of
	Level 1	Level 2	Level 3	06/30/2019
Corporate Bonds, Loans & Notes	$—	$173,629,558	$1,794,717	$175,424,275
Common and PFD Stock	16,091,534	17,903,089	7,117,977	41,112,600
Asset Backed Security	—	2,360,366	—	2,360,366
GDP Linked Bonds	—	1,238,261	—	1,238,261
Warrants	—	107,250	—	107,250

	$16,091,534	$195,238,524	$8,912,694	$220,242,752

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. For the nine month period ended June 30, 2019, there was one transfer from Level 1 to Level 2 due to a lack of observable trading activities on June 30, 2019 for $7,631,588. There was also one transfer from Level 2 to Level 3 for $5,033,700 due to lack of observable inputs.

At June 30, 2019, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds, Loans & Notes	Common and PFD Stock	Totals
Beginning Balance @ 9/30/18	$3,352,322	$2,452,623	$5,804,945

Purchases	847,453	—	847,453

Sales	—	—	—

Realized Gain(Loss)	—	—	—

Net Change in Unrealized Appreciation/ (Depreciation)	(2,405,058)	(368,346)	(2,773,404)

Transfers into Level 3	5,033,700	—	5,033,700

Transfers out of Level 3	—	—	—

Ending Balance @ 6/30/2019	$6,828,417	$2,084,277	$8,912,694

Change in Unrealized Gain / (Loss) for Positions Still Held at June 30, 2019
Corporate Bonds & Notes	$(2,405,058)
Common & PFD Stock	(368,346)

Totals	$(2,773,404)

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of June 30, 2019:

Investment Type	Fair Value	Technique	Valuation Inputs	Significant Unobservable Range	Increase in Input (1)
Corporate Bonds & Notes
Electrical Components & Equipment	$1,794,717	Market Comparable (2)	EBITDA Multiple;	9x	Increase
			Private Company Discount	20%	Decrease

Common & PFD Stock
Retail Food Chains	$2,084,277	Market Approach (3)	Recovery Rate	NA	Increase

Metals & Mining	$5,033,700	Market Approach (3)	Broker Quote	NA	Increase
		Recent Transaction (4)	NA	NA	NA

	$8,912,694

(1)

This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Earnings multiples are based on comparable public companies.
(3)	A market approach using the value of the underlying assets of the company
(4)	Certain securities are valued based on recent transactions (generally within six months of valuation date)

Other Information

Income Tax Information

At June 30, 2019 the cost of investment securities for income tax purposes was $314,164,158. Net unrealized depreciation aggregated ($93,921,407) of which $5,386,310 related to appreciated investment securities and ($99,307,717) related to depreciated investment securities.

For additional information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad
President
(principal executive officer)

Date: August 29, 2019

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad
President
(principal executive officer)

Date: August 29, 2019

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: August 29, 2019